Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1 - DESCRIPTION OF BUSINESS

The Company is a provider of edge computing and communications devices (i.e., “VeeaHub®” devices), applications, and services hosted on its edge Platform-as-a-Service (“ePaaS”). Veea Edge Platform ePaaS is an end-to-end platform that is both locally- and cloud-managed. VeeaHub® products are converged computing and communications (i.e., hyperconverged) indoor and outdoor devices, about the size of a Wi-Fi Access Point (AP), that provide for networking and computing solutions for AI-assisted applications and solutions at the edge where people, places, and things connect to the network.

Veea Edge Platform™ provides for highly secure connectivity, computing, and IoT solutions through full stack platform for digital transformation of industries, as well as unserved or underserved communities that lack Internet connectivity and essential applications and services. It further enables the formation of highly secure, but easily accessible, private clouds and networks across one or multiple user(s) or enterprise location(s) across the globe. We have redefined and simplified edge computing and connectivity with Veea Edge Platform™, easily deployable products that fully integrate hardware, system software, technologies, and edge applications. We are demonstrating, globally, that the Veea Edge Platform™ enables our partners and customers to champion digital transformations in multiple vertical markets.

Through our innovative Veea Edge Platform, we have created a new product category that brings cloud capabilities close to the user, as an alternative to cloud computing, with benefits in optimal latency, lower data transport costs, data privacy, security and ownership, Edge AI, “always-on” availability at the edge for mission critical applications, and contextual awareness for people, devices and things connected to the Internet. The Company was recognized in 2023 by Gartner as a Leading Smart Edge Platform for the innovativeness and capabilities of our Veea Edge Platform and a Cool Vendor in Edge Computing in 2021. Veea was named in Market Reports World’s research report published in October 2023 as one of the top 10 Edge AI solution providers alongside IBM, Microsoft, Amazon Web Services, and others.

On September 13, 2024, Plum Acquisition Corp. I. (“Plum”), a special purpose acquisition company, and VeeaSystems Inc., a Delaware corporation (“Private Veea”), consummated a business combination (the “Business Combination”), pursuant to that certain Business Combination Agreement, dated November 27, 2023 (as amended on June 13, 2024 and September 13, 2024, the “Business Combination Agreement”), between Plum, Private Veea, and Plum Merger Sub, a Delaware corporation) (“Plum Merger Sub”). In connection with the consummation of the Business Combination (the “Closing”), (i) Plum de-registered from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware, migrating to and domesticating as a Delaware corporation (the “Domestication”) and (ii) the merger (the “Merger”) of Plum Merger Sub with and into Private Veea was completed and the separate corporate existence of Plum Merger Sub ceased, with Private Veea as the surviving corporation becoming a wholly owned subsidiary of Plum. Following the Closing, Plum changed its name from “Plum Acquisition Corp. I” to “Veea Inc.” (hereinafter “Veea” or “the Company”) and Private Veea changed its name from “Veea Inc.” to “VeeaSystems Inc.” See Note 4 for more information.

The Company has five wholly owned subsidiaries: VeeaSystems Inc., formerly known as Veea Inc., a Delaware corporation; Veea Solutions Inc., a Delaware corporation; VeeaSystems Development Inc., formerly known as Veea Systems Inc., a Delaware corporation; Veea Systems Ltd., a company organized under the laws of England and Wales; and VeeaSystems SAS, a French simplified joint stock company; and one majority owned subsidiary, VeeaSystems Mexico, S. de R.L. de C.V., a limited capital company organized under the laws of Mexico (“VeeaSystems MX”). VeeaSystems MX is 95% owned by VeeaSystems Inc., and due to local law requirements, the remaining 5% is held by the Company’s CEO. The Company is headquartered in New York City with offices in the United States, Mexico, and Europe.

1 - DESCRIPTION OF BUSINESS

The Company is a provider of edge computing and communications devices (i.e., “VeeaHub®” devices), applications and services hosted on its edge Platform-as-a-Service (“ePaaS”). Veea Edge Platform ePaaS is an end-to-end platform that is both locally- and cloud-managed. VeeaHub® products are converged computing and communications (i.e., hyperconverged) indoor and outdoor devices, about the size of a Wi-Fi Access Point (AP), that provide for networking and computing solutions for AI-assisted applications and solutions at the edge where people, places, and things connect to the network.

Veea Edge Platform™ provides for highly secure connectivity, computing, and IoT solutions through full stack platform for digital transformation of industries as well as unserved or underserved communities that lack Internet connectivity and essential applications and services. It further enables the formation of highly secure, but easily accessible, private clouds and networks across one or multiple user(s) or enterprise location(s) across the globe. We have redefined and simplified edge computing and connectivity with Veea Edge Platform™, easily deployable products that fully integrate hardware, system software, technologies, and edge applications. We are demonstrating, globally, that the Veea Edge Platform™ enables our partners and customers to champion digital transformations in multiple vertical markets.

Through our innovative Veea Edge Platform, we have created a new product category that brings cloud capabilities close to the user, as an alternative to cloud computing, with benefits in optimal latency, lower data transport costs, data privacy, security and ownership, Edge AI, “always-on” availability at the edge for mission critical applications, and contextual awareness for people, devices and things connected to the Internet. The Company was recognized in 2023 by Gartner as a Leading Smart Edge Platform for the innovativeness and capabilities of our Veea Edge Platform and a Cool Vendor in Edge Computing in 2021. Veea was named in Market Reports World’s in its research report published in October 2023 as one of the top 10 Edge AI solution providers alongside of IBM, Microsoft, Amazon Web Services among others.

On September 13, 2024 Plum Acquisition Corp. I. (“Plum”), a special purpose acquisition company, Veea Inc., a Delaware corporation (“Private Veea”) consummated its previously announced Business Combination, pursuant to that certain Business Combination Agreement, dated November 27, 2023 (as amended on June 13, 2024 and September 13, 2024, the “Business Combination Agreement”), between Plum, Private Veea, and Plum Merger Sub, a Delaware corporation) (“Plum Merger Sub”). In connection with the consummation of the Business Combination (the “Closing”) (i) Plum de-registered from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware, migrating to and domesticating as a Delaware corporation (the “Domestication”), and (ii) the merger (the “Merger”) of Plum Merger Sub with and into Private Veea was completed and the separate corporate existence of Plum Merger Sub ceased, with Private Veea as the surviving corporation becoming a wholly owned subsidiary of Plum. Following the Closing Plum changed its name from “Plum Acquisition Corp. I” to “Veea Inc.” (hereinafter “Veea” or “the Company” and Private Veea changed its name from “Veea Inc.” to “VeeaSystems Inc.” See Note 4 “Recapitalization” for more information.

The Company has six wholly owned subsidiaries, VeeaSystems Inc., formerly known as Veea Inc. a Delaware corporation, Veea Solutions Inc., a Delaware corporation VeeaSystems Development Inc., formerly known as Veea Systems Inc., a Delaware corporation, Veea Systems Ltd., a company organized under the laws of England and Wales, VeeaSystems SAS, a French simplified joint stock company and Veea Systems Mexico, S. de R.L. de C.V., a limited liability company organized under the General Mercantile Corporations law of Mexico (“VeeaSystems MX”). VeeaSystems MX is 95% owned by Veea Systems Inc. and, due to local law requirements, the remaining 5% is held by Veea’s CEO The Company is headquartered in New York City with offices in the United States, Mexico and Europe.